Billed and Unbilled Receivables - Schedule of Allowance for Doubtful Accounts (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance		$ 5,669	$ 5,669	$ 5,687	$ 5,687
Provision for doubtful accounts	$ 530	$ 723	1,746		1,261	$ (60)
Write-offs of uncollectible accounts			(2,346)		(1,279)
Ending balance			$ 5,069	$ 5,669	$ 5,669	$ 5,687